Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net Sales:
Product sales	$ 39,801	$ 41,545	$ 40,500
Service sales	16,297	16,355	16,100
Net Sales	56,098	57,900	56,600
Costs and Expenses:
Cost of products sold	29,771	30,367	30,051
Cost of services sold	10,660	10,531	10,417
Research and development	2,279	2,475	2,342
Selling, general and administrative	5,886	6,172	6,364
Total costs and expenses	48,596	49,545	49,174
Other (expense) income, net	(211)
Other (expense) income, net		1,238	1,123
Operating profit	7,291	9,593	8,549
Interest expense, net	(824)	(881)	(895)
Income from continuing operations before income taxes	6,467	8,712	7,654
Income tax expense	2,111	2,244	1,999
Net income from continuing operations	4,356	6,468	5,655
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	360	402	390
Income from continuing operations attributable to common shareowners	3,996	6,066	5,265
Discontinued operations (Note 3):
Income from operations	252	175	721
Gain (loss) on disposal	(6,042)	0	33
Income tax expense	2,684	20	234
Income from discontinued operations	3,610	155	454
Less: Noncontrolling interest in subsidiaries' earnings (loss) from discontinued operations	(2)	1	(2)
Income from discontinued operations attributable to common shareowners	3,612	154	456
Net income attributable to common shareowners	$ 7,608	$ 6,220	$ 5,721
Earnings Per Share of Common Stock - Basic:
Net income from continuing operations attributable to common shareowners	$ 4.58	$ 6.75	$ 5.84
Net income attributable to common shareowners	8.72	6.92	6.35
Earnings Per Share of Common Stock - Diluted:
Net income from continuing operations attributable to common shareowners	4.53	6.65	5.75
Net income attributable to common shareowners	8.61	6.82	6.25
Dividends Per Share of Common Stock	$ 2.560	$ 2.360	$ 2.195
Weighted average number of shares outstanding:
Basic shares	872,700,000.0	898,300,000.0	901,000,000
Diluted shares	883,200,000	911,600,000	915,100,000